Other Operating Income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income
Sale to joint operations	kr 79	kr 75	kr 72
Exchange rate gains from operations	77	30	34
Sale of non-current assets	5	2	17
Sale of residential cable and fiber operations, Sweden			3
Service level agreements, for sold operations	16	3	4
Other income	19	18	5
Total other operating income	kr 196	kr 128	kr 135